CONCENTRATION OF RISKS (Details)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Supplier Concentration Risk | Costs | Supplier A
Concentration Risk [Line Items]
Concentration risk (as a percent)	22.00%	21.40%
Customer Concentration Risk | Revenue | Supplier A
Concentration Risk [Line Items]
Concentration risk (as a percent)	53.30%
Customer Concentration Risk | Revenue | Supplier B
Concentration Risk [Line Items]
Concentration risk (as a percent)	27.80%